Related Party Transactions and Balances (Details) - Schedule of Transactions with Related Parties - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Mofy Filming (Hainan) Co., Ltd. (“Mofy Hainan”) [Member]
Related Party Transaction [Line Items]
Revenue earned from related parties			$ 1,439,596
Moxing Shangxing (Beijing) Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Revenue earned from related parties	[1]		1,208,397
Related Party [Member]
Related Party Transaction [Line Items]
Revenue earned from related parties			2,647,993
Lianyungang Zongteng Film Studio [Member]
Related Party Transaction [Line Items]
Service fees charged by related parties			$ 10,808

[1]	As of September 30, 2022, the balance of $182,751 (or RMB1,300,000) represented the interest-free loan lend to Moxing Shangxing (Beijing) Technology Co., Ltd. for the working capital purpose, with the maturity date due on August 24, 2023. The loan was fully collected in December 2022.